Financial instruments - Additional Information (Details) $ / shares in Units, £ in Thousands				12 Months Ended
	Dec. 23, 2024 USD ($) $ / shares	Dec. 16, 2021 USD ($) shares	Dec. 15, 2021 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 23, 2024 GBP (£) shares	Dec. 23, 2024 USD ($) shares	Dec. 15, 2024
Disclosure of financial liabilities [line items]
Total interest expense for financial liabilities not held at fair value through profit or loss				£ 156	£ 199
Change in fair value from own credit risk				£ 22,293
Percentage of increase in company's own credit spread during the period				11
Convertible senior secured notes
Disclosure of financial liabilities [line items]
Convertible Senior Secured Notes Principal Amount | $								$ 1,000
Principal amount outstanding | $						$ 130,194,859
Aggregate purchase price | $			$ 192,000,000
Change in fair value from own credit risk				£ 22,293
Percentage of increase in company's own credit spread during the period				11
Convertible senior secured notes | Credit spread
Disclosure of financial liabilities [line items]
Percentage of decrease in unobservable input				7.50%		7.50%
Percentage of increase in unobservable input				7.50%		7.50%
Increase (decrease) in fair value from reasonably possibly increase in unobservable input				£ (10,000)
Increase (decrease) in fair value from reasonably possibly decrease in unobservable input				£ 10,000
Convertible senior secured notes | Volatility
Disclosure of financial liabilities [line items]
Percentage of decrease in unobservable input				10.00%		10.00%
Percentage of increase in unobservable input				10.00%		10.00%
Increase (decrease) in fair value from reasonably possibly increase in unobservable input				£ (10,000)
Increase (decrease) in fair value from reasonably possibly decrease in unobservable input				£ 10,000
Convertible senior secured notes | Minimum
Disclosure of financial liabilities [line items]
Term of US Government debt to calculate interest rate, fair value measurement inputs				3 years
Historical share price volatility period of comparable companies, fair value measurement inputs				3 months
Convertible senior secured notes | Maximum
Disclosure of financial liabilities [line items]
Term of US Government debt to calculate interest rate, fair value measurement inputs				5 years
Historical share price volatility period of comparable companies, fair value measurement inputs				4 years
Convertible senior secured notes | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate									12.00%
Convertible senior secured notes | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate									10.00%
Convertible senior secured notes | First half of principal amount
Disclosure of financial liabilities [line items]
Conversion rate | shares							363.636	363.636
Principal amount converted | $	$ 130,194,859
Convertible senior secured notes | Remaining half of principal amount
Disclosure of financial liabilities [line items]
Conversion rate | shares							285.714	285.714
Convertible senior secured notes | Level 3
Disclosure of financial liabilities [line items]
Carrying Value				£ 524,242			£ 574,476
Market value per share | $ / shares	$ 7.42
Financial liabilities at fair value through profit and loss category
Disclosure of financial liabilities [line items]
Carrying Value				524,676	110,198
Financial liabilities at fair value through profit and loss category | Convertible senior secured notes
Disclosure of financial liabilities [line items]
Carrying Value				524,242	109,291
Convertible note
Disclosure of financial liabilities [line items]
Maturity term		five-year
Conversion rate | shares		90.9091
Convertible Senior Secured Notes Principal Amount | $		$ 1,000
Convertible note | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate		9.00%
Convertible note | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate		7.00%
Convertible senior secured notes | Level 3
Disclosure of financial liabilities [line items]
Carrying Value				£ 524,242	£ 109,291